Condensed Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares [Member]	Accumulated Other Comprehensive Income [Member]	Additional Paid in Capital [Member]	Warrants [Member]	Accumulated Deficit [Member]	Total
Balance, beginning at Dec. 31, 2018	$ 73	$ 41	$ 233,721	$ 7,904	$ (188,646)	$ 53,093
Balance, shares beginning at Dec. 31, 2018	35,881,128
Statement Line Items [Line Items]
Comprehensive loss					(8,872)	(8,872)
Share based payments to employees and non-employees services			1,264			1,264
Balance, ending at Jun. 30, 2019	$ 73	41	234,985	7,904	(197,518)	45,485
Balance, shares ending at Jun. 30, 2019	35,881,128
Balance, beginning at Dec. 31, 2019	$ 73	(8)	235,974	7,904	(208,103)	$ 35,840
Balance, shares beginning at Dec. 31, 2019	35,882,928					35,882,928
Statement Line Items [Line Items]
Comprehensive loss					(11,191)	$ (11,191)
Share based payments to employees and non-employees services			917			917
Issuance of ordinary shares and warrants, net of issuance costs	$ 35		12,624	4,313		16,972
Issuance of ordinary shares and warrants, shares, net of issuance costs	12,013,808
Expired warrants			1,816	(1,816)
Balance, ending at Jun. 30, 2020	$ 108	$ (8)	$ 251,331	$ 10,401	$ (219,294)	$ 42,538
Balance, shares ending at Jun. 30, 2020	47,896,736					47,896,736